Finance Expenses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Component of Other Expense, Nonoperating [Line Items]
Interest expense-preference share dividend	$ (3.1)	$ (1.3)	$ (5.9)	$ (9.8)
Interest expense-other	(33.3)	(62.3)	(65.8)	(92.8)
Total finance expense	(36.4)	(63.6)	(71.7)	(137.5)
Capitalized interest	4.7	9.3	6.5	63.6
Finance expense	(31.7)	(54.3)	(65.2)	(73.9)
Mvelaphanda Resources Limited
Component of Other Expense, Nonoperating [Line Items]
Interest expense-Mvelaphanda loan				$ (34.9)